Accounts Receivable	12 Months Ended
Mar. 31, 2023
Accounts Receivable [Abstract]
Accounts Receivable [Text Block]

5. Accounts Receivable

The Company has evaluated the carrying value of accounts receivable as at March 31, 2023 in accordance with IFRS 9 and has determined that an allowance against accounts receivable of $139,370 as at March 31, 2023 (2022 - $44,579) is warranted. During the year ended March 31, 2023 $ nil (2022 - $43,261) in accounts receivable associated with one customer was written down due to an increase in credit risk. As at March 31, 2023 the Company had an accounts receivable net of allowances balance of $10,273,376 (2022 - $2,916,991). Two customers (2022 - 3 customers) each represented more than 10% of this balance, and these customers in aggregate represented 67% (2022 - 76%) of the balance.

	March 31, 2023	March 31, 2022
Allowance for doubtful accounts, beginning of year	$44,579	$35,639
plus: new allowance recognized	139,370	44,579
less: allowance collected	(44,579)	(35,639)

Allowance for doubtful accounts, end of year	$139,370	$44,579